Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of computation of basic and dilutive net loss per share
The following table sets forth the computation of basic and dilutive net loss per share:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands, except share and per share amounts)	2025	2024	2025	2024
Numerator:
Net loss	$(26,258)	$(25,607)	$(203,608)	$(54,503)
Denominator:
Weighted average shares outstanding, basic and diluted (1)	103,585,681	17,478,371	100,130,737	17,466,606

Net loss per share, basic and diluted	$(0.25)	$(1.47)	$(2.03)	$(3.12)

(1)
Three and nine months ended September 30, 2025 include 1,944,865 vested but unissued shares underlying awards of RSUs to employees and 28,500 vested RSUs but unissued shares underlying awards of RSUs to advisors. The Company is contractually obligated to issue shares of common stock for all vested but unissued RSUs.

The following table sets forth the computation of basic and dilutive net loss per share attributable to common stockholders for the years ended December 31, 2024 and 2023:

	2024	2023
Numerator:
Net loss	$(61,195)	$(87,589)

Denominator:
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	17,476,105	4,213,244

Net loss per share attributable to common stockholders, basic and diluted	$(3.50)	$(20.79)

Schedule of calculation of diluted net loss per share attributable to common shareholders
The following potentially dilutive securities were excluded from the calculation of diluted net loss per share attributable to common shareholders for the periods presented because the impact of including them would have been anti-dilutive or out-of-the-money:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Stock options	29,318,783	12,736,621	29,318,783	12,736,621
RSUs	8,791,483	3,743,578	8,791,483	3,743,578
Earnout shares	17,600,000	—	17,600,000	—
Common stock warrants	50,000	—	50,000	—
Public warrants	28,750,000	—	28,750,000	—
Private warrants	898,250	—	898,250	—
Redeemable convertible preferred stock	—	34,702,999	—	34,702,999
Legacy warrants	—	4,695,604	—	4,695,604

Total potentially dilutive shares	85,408,516	55,878,802	85,408,516	55,878,802

Schedule of potentially dilutive securities
The following potentially dilutive securities were excluded from the calculation of diluted net loss per share attributable to common shareholders for the periods presented because the impact of including them would have been anti-dilutive for the years ended December 31, 2024 and 2023:

	2024		2023
Redeemable convertible preferred stock	44,494,703		44,494,703
Stock options	36,363,184		16,437,980
Restricted stock units	4,655,274		4,916,829
Series D and D-2 preferred stock warrants	756,172		1,094,667
Pay-to-Play warrants (estimated See Note 8)	1,127,088		721,086
Convertible Notes warrants - 2023		(a)		(a)
Common stock warrants	—		2,063
Pre-funded warrant (estimated See Note 8)	2,000,000		7,007,582
Pre-funded warrant April 2024 (estimated See Note 8)	4,500,000		—

Total potentially dilutive shares	93,896,421		74,674,910

(a)	The number of warrants shares to be issued upon exercise of the 2023 Convertible Note Warrants is not determinable due to the variable settlement terms (see Note 8).